Annual Fund Operating Expenses - Oakmark Bond Fund	Oct. 01, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 27, 2027
Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Service Plan fees	0.24%	[1]
Other expenses	0.21%	[2]
Other Expenses (as a percentage of Assets):	0.45%
Expenses (as a percentage of Assets)	0.84%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.74%
Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Service Plan fees	0.00%
Other expenses	0.27%	[2]
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	0.66%
Fee Waiver or Reimbursement	(0.18%)	[3]
Net Expenses (as a percentage of Assets)	0.48%
Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Service Plan fees	0.00%
Other expenses	0.28%	[2]
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	0.67%
Fee Waiver or Reimbursement	(0.22%)	[3]
Net Expenses (as a percentage of Assets)	0.45%
R6 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Service Plan fees	0.00%
Other expenses	0.18%	[2]
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.57%
Fee Waiver or Reimbursement	(0.16%)	[3]
Net Expenses (as a percentage of Assets)	0.41%

[1]	Investor Class Shares of the Fund pay a service fee not to exceed 0.25% per annum of the average daily net assets of the Fund's Investor Class Shares. This service fee is paid to third-party intermediaries who provide services for and/or maintain shareholder accounts.
[2]	“Other expenses” have been restated to reflect current expenses.
[3]	Harris Associates L.P. (the "Adviser") has contractually undertaken to waive and/or reimburse certain fees and expenses of Investor Class, Advisor Class, Institutional Class, and R6 Class so that the total annual operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, and extraordinary charges such as litigation costs, but including fees paid to the Adviser) ("annual operating expenses") of each class are limited to 0.74%, 0.48%, 0.45% and 0.41% of average net assets, respectively. Each of these undertakings lasts until January 27, 2027 and may only be modified by mutual agreement of the parties that, with respect to the Trust, includes a majority vote of the "non-interested" Trustees of the Trust. The Fund has agreed that each of Investor Class, Advisor Class, Institutional Class, and R6 Class will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 0.74%, 0.48%, 0.45% and 0.41% of the class's average net assets, respectively, or to exceed any lower limit in effect at the time of recoupment. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.